Operating expenses (Tables)	12 Months Ended
Dec. 31, 2025
Operating expense [Abstract]
Voyage Expenses	Voyage expenses
(Dollars in thousands)	2025	2024	2023
Bunkers	$104,304	$150,682	$133,332
Other voyage related expenses	23,783	28,941	32,335
Total voyage expenses	$128,088	$179,623	$165,667

Vessel Operating Expenses	Vessel operating expenses
(Dollars in thousands)	2025	2024	2023
Operating expenses	$66,753	$70,620	$68,554
Insurance	6,241	7,974	6,875
Total vessel operating expenses	$72,994	$78,594	$75,429

General and Administrative Expenses
General and administrative expenses

(Dollars in thousands)	2025	2024	2023
Total compensation to employees and Directors	$13,561	$13,129	$11,652
Office and administrative expenses	3,728	4,180	3,940
Audit, legal and consultancy	2,601	1,635	1,856
Total general and administrative expenses	$19,890	$18,944	$17,448

Stock Compensation Series
Stock compensation series

	Number of	Vesting	Fair value
	shares/ options	Period	at grant date
Granted January 2023, restricted shares	251,250	1, 2 and 3 years	$8.25
Granted January 2023, restricted shares	48,750	1, 2 and 3 years	6.72
Granted January 2023, restricted shares	135,000	1 year	8.25
Granted January 2024, restricted shares	251,250	1, 2 and 3 years	10.94
Granted January 2024, restricted shares	48,750	1, 2 and 3 years	8.04
Granted January 2024, restricted shares	125,000	1 year	10.94
Granted January 2025, restricted shares	251,250	1, 2 and 3 years	9.33
Granted January 2025, restricted shares	48,750	1, 2 and 3 years	9.12
Granted January 2025, restricted shares	150,000	1 year	$9.33

Reconciliation of Outstanding Restricted Common Stock
The following reconciles the number of outstanding restricted common stock:

Restricted common stock
Outstanding at December 31, 2022	833,695
Granted	435,000
Exercised [1]	503,688
Forfeited	57,431
Outstanding at December 31, 2023	707,576

Outstanding at December 31, 2023	707,576
Granted	425,000
Exercised [1]	382,852
Outstanding at December 31, 2024	749,724

Outstanding at December 31, 2024	749,724
Granted	450,000
Exercised [1]	694,724
Outstanding at December 31, 2025	505,000
[1]     Does not include shares in lieu of dividends

Stock Compensation Expenses	Stock compensation expenses
(Dollars in thousands)	2025	2024	2023
Expense recognized from stock compensation	$4,356	$4,240	$3,313

Remuneration of Executives and Directors
Remuneration of Directors and Executives as a group:

(Dollars in thousands)	2025	2024	2023
Cash compensation	$3,154	$3,015	$2,425
Pension cost	137	130	125
Share compensation [1]	3,426	3,282	2,504
Total remuneration	$6,716	$6,427	$5,054

[1]     Share compensation reflects the expense recognized.

Shares held by Executives and Directors
Shares held by Directors and Executives

	2025	2024	2023
Executives and Directors as a group [1]	2,239,955	2,362,991	2,143,973

[1]    Includes 355,000 (2024: 400,970, 2023: 498,818) shares of restricted stock subject to vesting conditions.

Prepaid Expenses	Prepaid expenses
(Dollars in thousands)	2025	2024
Prepaid voyage expenses	$648	$2,707
Prepaid vessel operating expenses	1,770	2,540
Other	7,260	1,953
Total prepaid expenses	$9,678	$7,200